UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.1%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.4%
$ 385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$392,211
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	207,300
		$599,511

Education — 0.6%
$ 269	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29 (1)	$277,203
		$277,203

Electric Utilities — 3.5%
$ 455	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$474,647
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,063,900
		$1,538,547

Escrowed / Prerefunded — 23.7%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,092,530
1,000	Franklin County, (Cincinnati Children’s Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,050,450
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,623,820
2,731	Ohio Higher Educational Facilities Authority, Prerefunded to 10/1/09, (Oberlin College), 5.00%, 10/1/29 (1)	2,848,692
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,295,400
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,814,277
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	738,320
		$10,463,489

Hospital — 9.9%
$ 550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$593,059
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	637,830
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,610,385

$ 590	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	$625,294
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	533,830
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	358,967
		$4,359,365

Housing — 8.3%
$ 1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	$1,033,320
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,626,925
		$3,660,245

Industrial Development Revenue — 11.5%
$ 1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,396,814
1,300	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,344,564
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,351,925
		$5,093,303

Insured-Education — 4.6%
$ 775	Miami University, (AMBAC), 3.25%, 9/1/26	$676,203
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,341,163
		$2,017,366

Insured-Electric Utilities — 5.2%
$ 2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$937,940
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,343,820
		$2,281,760

Insured-Escrowed/Prerefunded — 17.9%
$ 50	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$52,304
245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (2)	252,112
1,595	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	1,686,936
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,086,060
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	546,237
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,075,100

$3,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29 (1)	$3,198,435
		$7,897,184

Insured-General Obligations — 16.2%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$889,324
600	New Albany Plain Local School District, (MBIA), 4.25%, 12/1/28	600,204
1,000	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (3)(4)	1,185,960
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	1,405,696
2,860	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	3,072,641
		$7,153,825

Insured-Hospital — 6.6%
$ 255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$262,403
1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,054,060
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,598,460
		$2,914,923

Insured-Lease Revenue / Certificates of Participation — 9.3%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	$1,543,530
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	2,044,524
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	520,010
		$4,108,064

Insured-Special Tax Revenue — 5.6%
$2,000	Delaware County Sewer District, (MBIA), 4.75%, 12/1/24	$2,049,640
405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.60%, 12/1/32	424,063
		$2,473,703

Insured-Transportation — 13.5%
$ 450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$463,995
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,195,110
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,198,780

$3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28 (1)	$3,083,780
		$5,941,665

Insured-Water and Sewer — 3.4%
$1,475	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,517,864
		$1,517,864

Lease Revenue/Certificates of Participation — 3.1%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,363,947
		$1,363,947

Other Revenue — 7.3%
$3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	$3,217,250
		$3,217,250

Pooled Loans — 13.3%
$ 530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$561,964
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	577,555
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,103,691
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,409,888
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	332,891
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	755,280
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,130,316
		$5,871,585

Special Tax Revenue — 5.0%
$ 600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$659,820
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,566,264
		$2,226,084

Transportation — 2.2%
$ 875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	$949,550
		$949,550
Total Tax-Exempt Investments — 172.1%
(identified cost $70,639,154)		$75,926,433

Other Assets, Less Liabilities — (18.8)%		$(8,305,846)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.3)%		$(23,502,090)

Net Assets Applicable to Common Shares— 100.0%		$44,118,497

AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 47.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 16.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,185,960 or 2.7% of the Trust’s net assets applicable to common shares.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	34 U.S. Treasury Bond	Short	$(3,835,772)	$(3,839,875)	$(4,103)

At February 28, 2007, the Trust had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,700,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $30,064 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with JP Morgan Chase Bank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.984% on the notional amount of $2,700,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $47,377 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,700,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $18,699 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,127,020
Gross unrealized appreciation	$5,803,632
Gross unrealized depreciation	(4,219)
Net unrealized appreciation	$5,799,413

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007